Financial Instruments - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Available--for-sale financial assets, for which it is difficult to reliably measure fair value		¥ 6,750
Other financial assets, for which it is difficult to reliably measure fair value		2,070
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ 44,230
Fair value of equity investments on dates of disposal	65,035
Impact to profit or loss of 5% depreciation of JPY against the US dollar and Euro	19,530	12,533	¥ 5,156
Impact to accumulated other comprehensive income of 10% increase in market price of equity securities held	¥ 11,991	16,303
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	4.6
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	11.1
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	¥ 1,404,031	61,200
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	¥ 3,203,040	¥ 31,930